Exhibit 99.1

World Omni Auto Receivables Trust 2018-D
Monthly Servicer Certificate
May 31, 2022

Dates Covered
Collections Period	05/01/22 - 05/31/22
Interest Accrual Period	05/16/22 - 06/14/22
30/360 Days	30
Actual/360 Days	30
Distribution Date	06/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/22	166,221,979.77	16,073
Yield Supplement Overcollateralization Amount 04/30/22	4,030,202.02	0
Receivables Balance 04/30/22	170,252,181.79	16,073
Principal Payments	10,814,937.35	557
Defaulted Receivables	96,490.84	7
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/22	3,634,135.37	0
Pool Balance at 05/31/22	155,706,618.23	15,509

Pool Statistics	$ Amount	# of Accounts
Pool Factor	14.28%
Prepayment ABS Speed	1.25%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	2,029,579.75	134
Past Due 61-90 days	509,622.86	29
Past Due 91-120 days	89,429.67	5
Past Due 121+ days	0.00	0
Total	2,628,632.28	168

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.65%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.38%
Delinquency Trigger Occurred	NO

Recoveries	119,669.07
Aggregate Net Losses/(Gains) - May 2022	(23,178.23)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.16%
Prior Net Losses/(Gains) Ratio	-0.62%
Second Prior Net Losses/(Gains) Ratio	0.48%
Third Prior Net Losses/(Gains) Ratio	-0.25%
Four Month Average	-0.14%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.06%

Overcollateralization Target Amount	5,219,239.01
Actual Overcollateralization	5,219,239.01
Weighted Average Contract Rate	4.28%
Weighted Average Contract Rate, Yield Adjusted	6.57%
Weighted Average Remaining Term	25.75

Flow of Funds	$ Amount
Collections	11,540,943.23
Investment Earnings on Cash Accounts	1,597.49
Servicing Fee	(141,876.82)
Transfer to Collection Account	0.00
Available Funds	11,400,663.90

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	323,431.36
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	5,296,122.53
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	5,219,239.01
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	415,612.75

Total Distributions of Available Funds	11,400,663.90

Servicing Fee	141,876.82
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 05/16/22	161,002,740.76
Principal Paid	10,515,361.54
Note Balance @ 06/15/22	150,487,379.22

Class A-1
Note Balance @ 05/16/22	0.00
Principal Paid	0.00
Note Balance @ 06/15/22	0.00
Note Factor @ 06/15/22	0.0000000%

Class A-2a
Note Balance @ 05/16/22	0.00
Principal Paid	0.00
Note Balance @ 06/15/22	0.00
Note Factor @ 06/15/22	0.0000000%

Class A-2b
Note Balance @ 05/16/22	0.00
Principal Paid	0.00
Note Balance @ 06/15/22	0.00
Note Factor @ 06/15/22	0.0000000%

Class A-3
Note Balance @ 05/16/22	37,772,740.76
Principal Paid	10,515,361.54
Note Balance @ 06/15/22	27,257,379.22
Note Factor @ 06/15/22	7.7656351%

Class A-4
Note Balance @ 05/16/22	76,260,000.00
Principal Paid	0.00
Note Balance @ 06/15/22	76,260,000.00
Note Factor @ 06/15/22	100.0000000%

Class B
Note Balance @ 05/16/22	31,320,000.00
Principal Paid	0.00
Note Balance @ 06/15/22	31,320,000.00
Note Factor @ 06/15/22	100.0000000%

Class C
Note Balance @ 05/16/22	15,650,000.00
Principal Paid	0.00
Note Balance @ 06/15/22	15,650,000.00
Note Factor @ 06/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	469,689.61
Total Principal Paid	10,515,361.54
Total Paid	10,985,051.15

Class A-1
Coupon	2.44054%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.01000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.14000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	3.33000%
Interest Paid	104,819.36
Principal Paid	10,515,361.54
Total Paid to A-3 Holders	10,620,180.90

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4510911
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.0989806
Total Distribution Amount	10.5500717

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2986307
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	29.9582950
Total A-3 Distribution Amount	30.2569257

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	503.66
Noteholders' Principal Distributable Amount	496.34

Account Balances	$ Amount
Reserve Account
Balance as of 05/16/22	2,609,619.51
Investment Earnings	1,388.37
Investment Earnings Paid	(1,388.37)
Deposit/(Withdrawal)	-
Balance as of 06/15/22	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$407,853.63	$468,885.98	$372,123.30
Number of Extensions	31	33	25
Ratio of extensions to Beginning of Period Receivables Balance	0.24%	0.26%	0.19%